Financial Risk Management (Details) - Schedule of Financial Assets and Liabilities Denominated In Foreign Currencies		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
U.S. Dollars [Member]
Financial Risk Management (Details) - Schedule of Financial Assets and Liabilities Denominated In Foreign Currencies [Line Items]
Buy	[1]	3.705	3.808
Sale	[1]	3.713	3.82
Chilean Peso [Member]
Financial Risk Management (Details) - Schedule of Financial Assets and Liabilities Denominated In Foreign Currencies [Line Items]
Buy	[2]	0.004224	0.004449
Sale	[2]	0.004233	0.004463
Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of Financial Assets and Liabilities Denominated In Foreign Currencies [Line Items]
Buy	[3]	0.000969	0.000792
Sale	[3]	0.000971	0.000794

[1]	U.S. Dollar as published by the Superintendencia de Banca y Seguros (hereinafter SBS).
[2]	Chilean peso as published by Banco Central de Chile.
[3]	Colombian peso as published by Banco de la Republica de Colombia.